One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

January 10, 2025

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180, 333-120399 and 333-138540
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM International Mutual Funds (Invesco International Mutual Funds)	0000880859	January 3, 2025
AIM Investment Funds (Invesco Investment Funds)	0000826644	January 3, 2025
AIM Sector Funds (Invesco Sector Funds)	0000725781	December 23, 2024
American Century Mutual Funds, Inc.	0000100334	January 3, 2025
AMG Funds IV	0000912036	January 3, 2025
BlackRock Equity Dividend Fund	0000814507	January 3, 2025
BlackRock Global Allocation Fund, Inc.	0000834237	December 26, 2024
Calamos Investment Trust	0000826732	January 8, 2025
DFA Investment Dimensions Group, Inc.	0000355437	December 20, 2024
Fidelity Advisor Series VIII	0000729218	January 3, 2025
Goldman Sachs Trust	0000822977	December 31, 2024
Legg Mason Partners Investment Trust	0000880366	January 6, 2025
Neuberger Berman Income Funds	0000723620	January 2, 2025
Prudential Jennison Natural Resources Fund, Inc.	0000816753	January 3, 2025

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Deputy General Counsel
    and Assistant Secretary
Security Benefit Life Insurance Company